Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Financial Reporting

Financial Reporting

The financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The accounting policies were consistently applied to all periods presented.

The financial statements have been prepared under the historical cost convention. The principal accounting policies adopted are set out below.

Financial Reporting

The financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The accounting policies were consistently applied to all periods presented.

The financial statements have been prepared under the historical cost convention. The principal accounting policies adopted are set out below.

Critical Accounting Estimates and Assumptions

Critical Accounting Estimates and Assumptions

The preparation of financial statements requires the Company to make estimates and assumptions concerning the future. Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

Critical Accounting Estimates and Assumptions

The preparation of financial statements requires the Company to make estimates and assumptions concerning the future. Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

Functional and Presentation Currency	Functional and Presentation Currency The financial statements are presented in United States dollar (USD), which is also the Company’s functional currency, except when otherwise stated.	Functional and Presentation Currency The financial statements are presented in United States dollar (USD), which is also the Company’s functional currency, except when otherwise stated.
Segment Reporting

Segment Reporting

IFRS 8, Operating Segments, requires public companies to disclose particular classes of entities (essentially those with publicly traded securities) information about their operating segments, products and services, the geographical areas in which they operate, and their major customers. Information is based on internal management reports, both in the identification of operating segments and measurement of disclosed segment information.

The Company’s management identifies operating segments based on how the Company’s management internally evaluate separate financial information, business activities and management responsibility. As the Company currently has no operations or revenue-generating activities, there are no reportable segments.

Revenue

Revenue

The Company recognizes revenue when it transfers control over a good or service to a customer. A five-step process is applied before revenue from contract with customers can be recognized:

•        Identify contracts with customers

•        Identify the separate performance obligation

•        Determine the transaction price of the contract

•        Allocate the transaction price to each of the separate performance obligations, and

•        Recognize the revenue as each performance obligation is satisfied

Revenue

The Company recognizes revenue when it transfers control over a good or service to a customer. A five-step process is applied before revenue from contract with customers can be recognized:

•        Identify contracts with customers

•        Identify the separate performance obligation

•        Determine the transaction price of the contract

•        Allocate the transaction price to each of the separate performance obligations, and

•        Recognize the revenue as each performance obligation is satisfied

Revenue from contracts with customers

Revenue from contracts with customers

Revenue is recognized at an amount that reflects the consideration to which the Company is expected to be entitled in exchange for transferring goods or services to a customer. For each contract with a customer, the Company identifies the contract with a customer, identifies the performance obligations in the contract; determines the transaction price which takes into account estimates of variable consideration and the time value of money; allocates the transaction price to the separate performance obligations on the basis of the relative stand-alone selling price of each distinct good or service to be delivered; and recognizes revenue when or as each performance obligation is satisfied in a manner that depicts the transfer to the customer of the goods or services promised.

Variable consideration within the transaction price, if any, reflects concessions provided to the customer such as discounts, rebates and refunds, any potential bonuses receivable from the customer and any other contingent events. Such estimates are determined using either the ‘expected value’ or ‘most likely amount’ method. The measurement of variable consideration is subject to a constraining principle whereby revenue will only be recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The measurement constraint continues until the uncertainty associated with the variable consideration is subsequently resolved. Amounts received that are subject to the constraining principle are recognized as a refund liability.

Revenue from contracts with customers

Revenue is recognized at an amount that reflects the consideration to which the Company is expected to be entitled in exchange for transferring goods or services to a customer. For each contract with a customer, the Company identifies the contract with a customer, identifies the performance obligations in the contract; determines the transaction price which takes into account estimates of variable consideration and the time value of money; allocates the transaction price to the separate performance obligations on the basis of the relative stand-alone selling price of each distinct good or service to be delivered; and recognizes revenue when or as each performance obligation is satisfied in a manner that depicts the transfer to the customer of the goods or services promised.

Variable consideration within the transaction price, if any, reflects concessions provided to the customer such as discounts, rebates and refunds, any potential bonuses receivable from the customer and any other contingent events. Such estimates are determined using either the ‘expected value’ or ‘most likely amount’ method. The measurement of variable consideration is subject to a constraining principle whereby revenue will only be recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The measurement constraint continues until the uncertainty associated with the variable consideration is subsequently resolved. Amounts received that are subject to the constraining principle are recognized as a refund liability.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

At each reporting period end date, the Company reviews the carrying amounts of its long-lived assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognised immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease.

Recognized impairment losses are reversed if, and only if, the reasons for the impairment loss have ceased to apply. Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognised immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

Impairment of Long-lived Assets

At each reporting period end date, the Company reviews the carrying amounts of its long-lived assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognised immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease.

Recognized impairment losses are reversed if, and only if, the reasons for the impairment loss have ceased to apply. Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognised immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

Financial Assets

Financial Assets

Financial assets are recognized in the group’s statement of financial position when the group becomes party to the contractual provisions of the instrument. Financial assets are classified into specified categories, depending on the nature and purpose of the financial assets.

At initial recognition, financial assets classified as fair value through profit and loss are measured at fair value and any transaction costs are recognised in profit or loss. Financial assets not classified as fair value through profit and loss are initially measured at fair value plus transaction costs.

Financial assets at fair value through profit or loss

When any of the above-mentioned conditions for classification of financial assets is not met, a financial asset is classified as measured at fair value through profit or loss. Financial assets measured at fair value through profit or loss are recognized initially at fair value and any transaction costs are recognised in profit or loss when incurred. A gain or loss on a financial asset measured at fair value through profit or loss is recognised in profit or loss, and is included within finance income or finance costs in the statement of income for the reporting period in which it arises.

Financial Assets

Financial assets are recognized in the group’s statement of financial position when the group becomes party to the contractual provisions of the instrument. Financial assets are classified into specified categories, depending on the nature and purpose of the financial assets.

At initial recognition, financial assets classified as fair value through profit and loss are measured at fair value and any transaction costs are recognised in profit or loss. Financial assets not classified as fair value through profit and loss are initially measured at fair value plus transaction costs.

Financial assets at fair value through profit or loss

When any of the above-mentioned conditions for classification of financial assets is not met, a financial asset is classified as measured at fair value through profit or loss. Financial assets measured at fair value through profit or loss are recognized initially at fair value and any transaction costs are recognised in profit or loss when incurred. A gain or loss on a financial asset measured at fair value through profit or loss is recognised in profit or loss, and is included within finance income or finance costs in the statement of income for the reporting period in which it arises.

Current and Deferred Income Taxes

Current and Deferred Income Taxes

The tax expense represents the sum of tax currently payable and net deferred tax.

Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from net profit as reported in the profit and loss account because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the reporting end date.

Deferred tax

Deferred tax liabilities are generally recognised for all timing differences and deferred tax assets are recognised to the extent that it is probable that they will be recovered against the reversal of deferred tax liabilities or other future taxable profits. Such assets and liabilities are not recognised if the timing difference arises from goodwill or from the initial recognition of other assets and liabilities in a transaction that affects neither the tax profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at each reporting end date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled, or the asset is realised. Deferred tax is charged or credited in the profit or loss account, except when it relates to items charged or credited directed to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets and liabilities are offset if, and only if, there is a legally enforceable right to offset current tax assets and liabilities, and the deferred tax assets and liabilities relate to taxes levied by the same tax authority.

Current and Deferred Income Taxes

The tax expense represents the sum of tax currently payable and net deferred tax.

Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from net profit as reported in the profit and loss account because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the reporting end date.

Deferred tax

Deferred tax liabilities are generally recognised for all timing differences and deferred tax assets are recognised to the extent that it is probable that they will be recovered against the reversal of deferred tax liabilities or other future taxable profits. Such assets and liabilities are not recognised if the timing difference arises from goodwill or from the initial recognition of other assets and liabilities in a transaction that affects neither the tax profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at each reporting end date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled, or the asset is realised. Deferred tax is charged or credited in the profit or loss account, except when it relates to items charged or credited directed to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets and liabilities are offset if, and only if, there is a legally enforceable right to offset current tax assets and liabilities, and the deferred tax assets and liabilities relate to taxes levied by the same tax authority.

Employee and Retirement benefits

Employee and Retirement benefits

The costs of short-term employee benefits are recognised as a liability and an expense, unless those costs are required to be recognised as part of the cost of stock or fixed assets. The cost of any unused holiday entitlement is recognised in the period in which the employees’ services are received. Termination benefits are recognised immediately as an expense when the Company is demonstrably committed to terminate the employment of an employee or to provide termination benefits.

Payments to defined contribution retirement benefit schemes are charged as an expense as they fall due.

Employee and Retirement benefits

The costs of short-term employee benefits are recognised as a liability and an expense, unless those costs are required to be recognised as part of the cost of stock or fixed assets. The cost of any unused holiday entitlement is recognised in the period in which the employees’ services are received. Termination benefits are recognised immediately as an expense when the Company is demonstrably committed to terminate the employment of an employee or to provide termination benefits.

Payments to defined contribution retirement benefit schemes are charged as an expense as they fall due.

Overview of financial risk management policy

Overview of financial risk management policy

The Company is exposed to various financial risks such as market risk (exchange risk, interest rate risk), credit risk and liquidity risk due to various activities. The Company’s overall risk management policy focuses on volatility in the financial markets and focuses on minimizing any negative impact on financial performance. Risk management is conducted under the supervision of the finance department according to the policy approved by the Board of Directors. The finance department identifies, evaluates and manages financial risks in close cooperation with the sales departments. The Board of Directors provides written policies on overall risk management principles and specific areas such as foreign exchange risk, interest rate risk, credit risk, use of derivative and non-derivative financial instruments, and investments in excess of liquidity.

Overview of financial risk management policy

The Company is exposed to various financial risks such as market risk (exchange risk, interest rate risk), credit risk and liquidity risk due to various activities. The Company’s overall risk management policy focuses on volatility in the financial markets and focuses on minimizing any negative impact on financial performance. Risk management is conducted under the supervision of the finance department according to the policy approved by the Board of Directors. The finance department identifies, evaluates and manages financial risks in close cooperation with the sales departments. The Board of Directors provides written policies on overall risk management principles and specific areas such as foreign exchange risk, interest rate risk, credit risk, use of derivative and non-derivative financial instruments, and investments in excess of liquidity.

Liquidity Risk Management

Liquidity Risk Management

The Company constantly monitors its liquidity positions to ensure that no borrowing limits or commitments are breached to meet operating capital needs. In estimating liquidity, we also take into account external laws or legal requirements, such as the Company’s financing plan, compliance with agreements, internal target financial ratios and currency restrictions.

Liquidity Risk Management

The Company constantly monitors its liquidity positions to ensure that no borrowing limits or commitments are breached to meet operating capital needs. In estimating liquidity, we also take into account external laws or legal requirements, such as the Company’s financing plan, compliance with agreements, internal target financial ratios and currency restrictions.

Interest Rate Risk

Interest Rate Risk

Interest rate risk refers to the risk that interest income and interest expenses arising from deposits or borrowings will fluctuate due to changes in market interest rates in the future, which mainly arises from deposits and borrowings with floating interest rates. The goal of interest rate risk management is to maximize corporate value by minimizing uncertainty caused by interest rate fluctuations. As of the end of the reporting period, there are no financial instruments subject to a variable interest rate.

Interest Rate Risk

Interest rate risk refers to the risk that interest income and interest expenses arising from deposits or borrowings will fluctuate due to changes in market interest rates in the future, which mainly arises from deposits and borrowings with floating interest rates. The goal of interest rate risk management is to maximize corporate value by minimizing uncertainty caused by interest rate fluctuations. As of the end of the reporting period, there are no financial instruments subject to a variable interest rate.

Fair Value Measurement

Fair Value Measurement

The difference between the carrying amount and fair value of the Company’s financial assets and liabilities as at December 31, 2023 are insignificant.

All financial assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•        Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities

•        Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

•        Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

The Company did not have any financial assets or liabilities that require any fair value measurement as of June 30, 2024.

Fair Value Measurement

The difference between the carrying amount and fair value of the Company’s financial assets and liabilities as at December 31, 2023 are insignificant.

All financial assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•        Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities

•        Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

•        Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

The Company did not have any financial assets or liabilities that require any fair value measurement as of December 31, 2023.